Common Stock and Equity-Based Compensation - AmeriGas Common Unit Based Awards in Common Units and Cash (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
AmeriGas Performance Unit awards
Share-based Compensation Arrangement by Share-based Payment Award
Number of Common Units subject to original awards granted (in shares)	65,525	53,800	44,800
Performance period beginning January 1:	2015	2014	2013
Payment of awards:
AmeriGas Partners Common Units issued, net of units withheld for taxes (in shares)	13,164	29,489	23,017
Cash paid	$ 1.2	$ 2.9	$ 1.7
AmeriGas Stock Unit awards
Share-based Compensation Arrangement by Share-based Payment Award
Number of Common Units subject to original awards granted (in shares)	14,811	32,658	20,336
Payment of awards:
AmeriGas Partners Common Units issued, net of units withheld for taxes (in shares)	5,322	3,932	9,272
Cash paid	$ 0.1	$ 0.1	$ 0.4